Goodwill and Intangible Assets - Additional Information (Details)	3 Months Ended					12 Months Ended
	Dec. 31, 2019 USD ($) segment	Sep. 30, 2019 USD ($)	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($) segment $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Goodwill And Intangible Assets [Line Items]
Number of operating segments | segment	2					3
Impairment losses						$ 0	$ 0
Goodwill deductible for tax purposes	$ 368,700,000					368,700,000
Impairment of intangible assets, indefinite-lived						0	0
Reduction amortization expense						(74,100,000)	(80,200,000)	$ (85,500,000)
Finite lived intangible asset impairment		$ 45,200,000				0
Trademarks
Goodwill And Intangible Assets [Line Items]
Indefinite lived intangibles	22,000,000.0					22,000,000.0	$ 21,400,000
Indefinite-lived, fair value	$ 16,000,000.0					$ 16,000,000.0
Percentage of fair value	10.00%					10.00%
Computer software
Goodwill And Intangible Assets [Line Items]
Finite-lived Intangible asset, useful life			10 years	7 years
Snacks
Goodwill And Intangible Assets [Line Items]
Impairment losses								$ 33,000,000.0
Finite lived intangible asset impairment					$ 26,000,000.0
Intangible Assets, Amortization Period | Computer software
Goodwill And Intangible Assets [Line Items]
Reduction amortization expense						$ 5,000,000.0
Basic and diluted earnings per share (in usd per share) | $ / shares						$ 0.06
Held-for-sale
Goodwill And Intangible Assets [Line Items]
Intangible assets	$ 9,400,000					$ 9,400,000